Investments (Realized Gains (Losses) on Sales of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	¥ 353,036	¥ 297,344	¥ 220,250
Gross realized losses	(21,163)	(45,376)	(14,670)
Net realized gains (losses) on sales of available-for-sale securities	¥ 331,873	¥ 251,968	¥ 205,580